Document and Entity Information	0 Months Ended
Jul. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 30, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul 30, 2013
Document Effective Date	Jul 30, 2013
Prospectus Date	Mar 14, 2013
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Risk/Return:
Trading Symbol	SCALX
Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Risk/Return:
Trading Symbol	SGALX
Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Risk/Return:
Trading Symbol	SMDAX

Dreyfus Conservative Allocation Fund
Dreyfus Conservative Allocation Fund

July 30, 2013

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

Supplement to Summary Prospectus dated

March 14, 2013

and

Statutory Prospectus dated

 January 1, 2013 As Revised March 14, 2013

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.

Label	Element	Value
Dreyfus Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock

July 30, 2013

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

Supplement to Summary Prospectus dated

March 14, 2013

and

Statutory Prospectus dated

 January 1, 2013 As Revised March 14, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Conservative Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.

Dreyfus Growth Allocation Fund
Dreyfus Growth Allocation Fund
July 30, 2013 DREYFUS ALLOCATION FUNDS DREYFUS GROWTH ALLOCATION FUND Supplement to Summary Prospectus dated March 14, 2013 and Statutory Prospectus dated January 1, 2013 As Revised March 14, 2013

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.

Label	Element	Value
Dreyfus Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock	July 30, 2013 DREYFUS ALLOCATION FUNDS DREYFUS GROWTH ALLOCATION FUND Supplement to Summary Prospectus dated March 14, 2013 and Statutory Prospectus dated January 1, 2013 As Revised March 14, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Growth Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.

Dreyfus Moderate Allocation Fund
Dreyfus Moderate Allocation Fund
July 30, 2013 DREYFUS ALLOCATION FUNDS DREYFUS MODERATE ALLOCATION FUND Supplement to Summary Prospectus dated March 14, 2013 and Statutory Prospectus dated January 1, 2013 As Revised March 14, 2013

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.

Label	Element	Value
Dreyfus Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock	July 30, 2013 DREYFUS ALLOCATION FUNDS DREYFUS MODERATE ALLOCATION FUND Supplement to Summary Prospectus dated March 14, 2013 and Statutory Prospectus dated January 1, 2013 As Revised March 14, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Moderate Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 14, 2013